CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash	$ 40,319	$ 37,129	$ 72,336
Federal funds sold	13,803	28,576	8,044
Interest-earning deposits in other financial institutions and other short term investments	246	5,764	0
Cash and cash equivalents	54,368	71,469	80,380
Securities available for sale (at fair value)	216,253	205,017	206,519
Securities held to maturity (at amortized cost), fair value of $2,542 in 2011		0	2,648
Loans held for sale (at fair value)	132,045	133,613	88,283
Loans receivable	1,106,915	1,133,672	1,216,664
Less: Allowance for loan losses	27,767	31,043	32,430
Loans receivable, net	1,079,148	1,102,629	1,184,234
Office properties and equipment, net	27,781	26,935	27,356
Federal Home Loan Bank stock (at cost)	20,193	20,193	21,653
Cash surrender value of life insurance	38,642	38,061	36,749
Real estate owned	29,983	35,974	56,670
Prepaid expenses and other assets	34,463	27,185	8,359
Total assets	1,632,876	1,661,076	1,712,851
Liabilities:
Demand deposits	91,496	84,140	68,457
Money market and savings deposits	119,620	118,453	104,102
Time deposits	681,891	736,920	878,733
Total deposits	893,007	939,513	1,051,292
Short-term borrowings	56,046	45,888	27,138
Long-term borrowings	434,000	434,000	434,000
Advance payments by borrowers for taxes	15,556	1,672	942
Other liabilities	24,922	37,369	33,107
Total liabilities	1,423,531	1,458,442	1,546,479
Shareholders' equity:
Preferred stock (par value $.01 per share) Authorized 20,000,000 shares, no shares issued	0	0	0
Common stock (par value $.01 per share) Authorized - 200,000,000 shares in 2013, 2012 and 2011 Issued - 34,074,450 in 2013, 34,072,909 in 2012 and 33,974,450 in 2011 Outstanding - 31,349,317 in 2013, 31,348,556 in 2012 and 31,250,097 in 2011	341	341	340
Additional paid-in capital	110,438	110,490	110,894
Retained earnings	146,039	136,487	101,573
Unearned ESOP shares	(1,280)	(1,708)	(2,562)
Accumulated other comprehensive income, net of taxes	(932)	2,285	1,388
Treasury shares (2,724,353 shares), at cost	(45,261)	(45,261)	(45,261)
Total shareholders' equity	209,345	202,634	166,372
Total liabilities and shareholders' equity	$ 1,632,876	$ 1,661,076	$ 1,712,851